Convertible Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Feb. 24, 2012	Feb. 13, 2012	Feb. 09, 2012	Feb. 15, 2008	Feb. 09, 2007
Debt Instrument [Line Items]
Convertible note					$ 40.0
Convertible notes, maturity date description					The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.
Convertible notes, earliest maturity date					Feb. 09, 2012
Ordinary shares converted from notes			22,771,021	3,253,000
Convertible note, converted amount			35.0	5.0
Accrued interest of converted notes			$ 0.9	$ 0.1
Ordinary shares repurchased and cancelled	22,771,021
Per-ADS equivalent purchase price	$ 13.00
Discount ADS purchase price		5.00%
After Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate					5.00%
Conversion price per share					$ 1.575
Convertible notes, latest date					Jan. 01, 2008
Ordinary shares converted from notes					26,024,002
After Initial Public Offering | Minimum
Debt Instrument [Line Items]
Conversion price per share					$ 1.086
Before Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate					12.00%